Trade And Unbilled Receivables, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 572,398	$ 454,641
Unbilled receivables	257,964	242,616
Less – allowance for doubtful accounts	(7,117)	(9,128)
Trade and unbilled receivables, net	823,245	688,129
Includes receivables due from affiliated companies	55,301	20,623
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	$ 502,378	$ 417,536